Segment Financial Information - Supplemental Geographic Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of operating segments [line items]
Domestic sales	$ 54,988,909	$ 987,969,227	$ 977,651,655	$ 948,666,739
Incentive for automotive fuels (see Notes 3-S and 7-E)	0	0	0	23,421
Total domestic sales		987,969,227	977,651,655	948,690,160
Total export sales	29,935,688	537,845,526	691,865,472	767,551,517
Services income	150,332	2,700,973	3,155,779	3,695,941
Total revenues	$ 85,074,929	$ 1,528,515,726	$ 1,672,672,906	$ 1,719,937,618
Percentage of service income from domestic sales	99.00%	99.00%	99.00%	99.00%
United States
Disclosure of operating segments [line items]
Total export sales		$ 397,488,745	$ 483,646,454	$ 607,923,932
Canada, Central and South America
Disclosure of operating segments [line items]
Total export sales		2,166,858	4,505,057	1,093,586
Europe
Disclosure of operating segments [line items]
Total export sales		88,515,622	100,089,455	67,857,986
Other countries
Disclosure of operating segments [line items]
Total export sales		$ 49,674,301	$ 103,624,506	$ 90,676,013